Investments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of investments

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Listed
At fair value through OCI[1]	34.5	30.9
Unlisted
Asanko redeemable preference shares[2]	60.3	94.5
Other[3]	17.3	13.2
Total investments	112.1	138.6
[1]    The listed investments comprise mainly investments in Galiano Gold Inc. (formerly Asanko Gold Inc.) of US$11.7 million (2021: US$15.8 million), Magmatic Resources Limited of US$1.2 million (2021: US$1.4 million), Chakana Copper Corp of US$2.0 million (2021: US$5.3 million), Lefroy Exploration Limited of US$3.8 million (2021: US$4.9 million,) Torq Resources Inc of US$8.4 million (2021: US$nil) and Tesoro Gold Limited of US$4.4 million (2021: US$nil). Refer note 42 for further details of listed investments.
[2]    Consists of 132,439,999 (2021: 132,439,999) redeemable preference shares at par value for US$132,439,999 (2021: US$132,439,999).
The following table shows a reconciliation from the fair value at the beginning of the year to the fair value of the redeemable preference shares at the end of the year (level 3 financial instrument):

	United States Dollar
Asanko redeemable preference shares	2022	2021

Fair value at beginning of the year	94.5	92.6
Redemption of preference shares	—	(5.0)
Net change in fair value (recognised in OCI)	(34.2)	6.9
Fair value at end of the year	60.3	94.5
The fair value is based on the expected cash flows of the Asanko Gold Mine and this resulted in an downward fair value adjustment through other comprehensive income of US$34.2 million (2021: upward adjustment of US$6.9 million) in 2022, due to the change in the timing of the expected cash flows.
The key inputs used in the valuation of the fair value are the discount rate of 16.7% (2021: 9.0%) and the timing of the cash flows.
Any reasonable change in the timing of the cash flows or market related discount rate could materially change the fair value of the redeemable preference shares (refer to note 38 for sensitivity analysis performed). Refer to notes 15 (b) for further details.
[3]    Other comprises bonds of the insurance cell captive.